Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,250,000
Proposed Maximum Offering Price per Unit	64.89
Maximum Aggregate Offering Price	$ 146,002,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,162.95
Offering Note	1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover an indeterminate number of additional shares of common stock, par value $0.001 per share ("Common Stock"), of Tidewater Inc. that may become issuable as a result of stock splits, stock dividends, or similar transactions pursuant to the adjustment or anti-dilution provisions of the Tidewater Inc. Amended and Restated 2021 Stock Incentive Plan (as amended from time to time, the "Plan"). The "Amount Registered" represents 2,250,000 shares of Common Stock that may be issued under the Plan. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the New York Stock Exchange on June 22, 2026, which was equal to $64.89.